Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2015
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt
The details of long-term debt follow:

	2014	2015
5.0% notes due December 2014	250	—
4.125% notes due April 2015	250	—
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
2.625% notes December due 2021	—	500
2.625% notes due February 2023	500	500
3.15% notes due June 2025	—	500
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	81	80
Long-term debt	4,081	4,580
Less: Current maturities	522	291
Total, net	$3,559	4,289